Finance Expense and Income - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of finance income expense [line items]
Interest expense on lease liabilities	$ 76	$ 75
Net finance income/(expenses) excluding exceptional items	2,357	2,520
Mark to market gain (loss)	(507)	(703)
Unwinding of discount	247	262
Interest expense on bonds	32	30
Interest on provisions	27	$ 18
Impairment loss on financial investment	(66)
Gain (loss) for completion of tender offers	$ 43